Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Schedule of Goodwill

The following table presents the Group’s goodwill as of the respective balance sheet dates:

	December 31, 2023	December 31, 2024
	RMB	RMB
Goodwill	115,414	115,414
Less: impairment	(69,853)	(115,414)
Goodwill, net	45,561	—